FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2010

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.
                   --------------------------------------------

                       Address:  666 Fifth Avenue, 34th Floor
                                 New York, New York  10103
                       ---------------------------------------


                        Form 13F File Number: 028-06437
                        --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alexander J. Roepers

Title:    President

Phone:    212-484-5050


Signature, Place, and Date of Signing

/s/ Alexander J. Roepers        New York, NY                February 14, 2011
-------------------------       -------------               ------------------
[Signature]                    [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            15
                                                   --

Form 13F Information Table Value Total:       $959,740 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Atlantic Investment Management, Inc.
                                    FORM 13F
                                December 31, 2010


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
CROWN HOLDINGS INC            COM        228368106    15,021     450,000   SH         Sole                450,000
ENERGIZER HLDGS INC           COM        29266R108   137,052   1,880,000   SH         Sole              1,880,000
F M C CORP                    COM NEW    302491303   107,053   1,340,000   SH         Sole              1,340,000
ITT CORP NEW                  COM        450911102   151,119   2,900,000   SH         Sole              2,900,000
LUBRIZOL CORP                 COM        549271104    13,360     125,000   SH         Sole                125,000
LYONDELLBASELL INDUSTRIES N   SHS        N53745100    12,040     350,000   SH         Sole                350,000
OSHKOSH CORP                  COM        688239201    70,480   2,000,000   SH         Sole              2,000,000
OWENS ILL INC                 COM NEW    690768403   185,735   6,050,000   SH         Sole              6,050,000
POLYONE CORP                  COM        73179P106     9,867     790,000   SH         Sole                790,000
RAYTHEON CO                   COM NEW    755111507   106,582   2,300,000   SH         Sole              2,300,000
SCHULMAN A INC                COM        808194104     4,382     191,454   SH         Sole                191,454
SOLUTIA INC                   COM NEW    834376501    17,310     750,000   SH         Sole                750,000
STANLEY BLACK & DECKER INC    COM        854502101    13,374     200,000   SH         Sole                200,000
TRW AUTOMOTIVE HLDGS CORP     COM        87264S106    18,445     350,000   SH         Sole                350,000
XEROX CORP                    COM        984121103    97,920   8,500,000   SH         Sole              8,500,000




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